INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7:- INTANGIBLE ASSETS, NET

a. Intangible assets:

The following table sets forth the components of intangible assets associated with the Nera Acquisition:

	December 31,
	2014	2015
Original amounts:

Technology	$8,600	$8,600
Trademarks	800	800
Customer relationships *)	8,023	7,970

	17,423	17,370

Accumulated amortization:

Technology	4,854	6,082
Trademarks	800	800
Customer relationships	6,699	7,296

	12,353	14,178

Intangible assets, net	$5,070	$3,192

*) Including functional currency translation adjustments related to Brazilian subsidiary.

Customer relationships represent relationships with customer through whom Nera generates its revenue, capable of being separated or divided from the entity and sold, or transferred.

Technology includes Nera's internally developed proprietary technologies, features, platforms, and offerings, capable of being separated or divided from the entity and sold, transferred, or licensed.

Trade names value consists of the right to use for two years Nera's trade names, trademarks, logos and URLs, capable of being separated or divided from the entity and sold, transferred, or licensed.

b.	Amortization expense for the years ended December 31, 2013, 2014 and 2015 amounted to $ 2,534, $ 2,121 and $1,865 respectively.

c.	The estimated future amortization expense of purchased intangible assets as of December 31, 2015 is as follows:

2016	1,665
2017	1,527

$3.192